Income Taxes - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Applicable tax rate	21.00%
Applicable state tax rate	8.25%
Withholding Tax	¥ (3,154)	¥ 12,231
Payment of withholding taxes to tax authorities	¥ 9,077
I MOB other subsidiaries [Member]
Applicable tax rate	25.00%
HONG KONG
Applicable tax rate	16.50%	16.50%	16.50%
PRC [Member]
Operating loss	¥ 1,891,099
CN [Member]
Applicable tax rate	25.00%
Preferential income tax rate	15.00%